Property and Equipment, net	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4: Property and Equipment, net

	(in thousands)
	September 30, 2024	December 31, 2023
Furniture, fixtures, and equipment	1,466	1,448
Less: accumulated depreciation	(1,349)	(1,321)
Property and equipment, net	$117	$127

Property and equipment are recorded at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the respective assets, ranging from three to ten years. Depreciation expense for the nine months ending September 30, 2024 and September 30, 2023 was $28,000 and $30,000, respectively.